Loans - Activity in Related Party Loans (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
Receivables [Abstract]
Balance outstanding at December 31, 2017	$ 3,117,526
Principal additions	518,154
Principal reductions	(567,729)
Balance outstanding at December 31, 2018	$ 3,067,951